Commitments and Contingencies - Summary of Future Commitments Amounts On an Undiscounted for All the Planned Expenditures (Details) (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease, rent expenses	$ 547,617	$ 635,224